Dividends	6 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Dividends
9. Dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2022	33.76	1,119	114
Interim dividend in respect of the year ended 31 March 2022	17.21	339	282
Final dividend in respect of the year ended 31 March 2021	32.16	583	562
The Directors are proposing an interim dividend of 17.84 pence per share to be paid in respect of the year ending 31 March 2023. This would absorb £653 million of shareholders’ equity.
A final dividend for the year ended 31 March 2022 of 17.21 pence per share was paid in August 2022. The cash dividend paid was £339 million with an additional £282 million settled via a scrip issue.